Taxes (Tables)	6 Months Ended
Apr. 30, 2025
Taxes [Abstract]
Schedule of Components of Income Tax	The components of the Group’s income tax provision are as follows:
	For the six months ended April 30,	For the six months ended April 30,
	2025	2024
Current	$1,280	$4,249
Deferred	-	(110)
Total	$1,280	$4,139

Schedule of Deferred Tax Assets	The following table summarizes the Group’s deferred tax assets resulting from differences between financial accounting basis and tax basis of assets and liabilities:
	April 30, 2025	October 31, 2024
Deferred tax liability:
Depreciation for tangible assets	$107	$107
Total	$107	$107

Schedule of Group’s Loss Before Income Taxes

The Group’s loss before income taxes consisted of:

	For the six months ended April 30,	For the six months ended April 30,
	2025	2024
Non-Singapore	$(14,394,078)	$(1,400,322)
Singapore	1,989,574	1,160,453
Total	$(12,404,504)	$(239,869)

Schedule of Reconciles the Statutory Rates to the Group’s Effective Tax Rate

The following table reconciles the Singapore statutory rates to the Group’s effective tax rate for the six months ended April 30, 2025 and 2024.

	For the six months ended April 30,	For the six months ended April 30,
	2025	2024
Singapore Statutory income tax rate	17.0%	17.0%
Differential of local statutory tax rate	(19.7)%	(99.0)%
Effect of preferential tax rate	2.9%	88.9%
Non-taxable income	-%	-%
Non-deductible items and others *	(0.2)%	(8.6)%
Effective tax rate	-%	(1.7)%

*	Non-deductible items and others represent excess expenses and losses not deductible for Singapore tax purpose.

Schedule of Taxes Payable	Taxes payable consist of the following:
	April 30, 2025	October 31, 2024
Income tax payable	$-	$7,756
Total taxes payable	$-	$7,756